UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 33.7%
Diversified/Specialty - 30.0%
British Land Co. PLC	221,257	$1,651,528
Canadian Real Estate Investment Trust	22,390	865,323
CapitaLand Ltd.	425,000	1,043,590
CBRE Group, Inc. (a)	28,820	528,271
Dexus Property Group	1,066,925	1,021,705
Digital Realty Trust, Inc.	31,810	2,306,225
Dundee International Real Estate Investment Trust (b)	32,154	336,342
Dundee Real Estate Investment Trust	33,881	1,177,934
Evergrande Real Estate Group Ltd. (b)	1,336,000	841,818
Forest City Enterprises, Inc. (a)	45,619	666,950
Hang Lung Properties Ltd.	5,000	18,878
Hysan Development Co., Ltd.	325,954	1,412,803
Lexington Realty Trust	59,220	512,253
Mitsui Fudosan Co., Ltd.	242,000	4,587,287
New World Development Co., Ltd.	959,579	1,322,634
Soho China Ltd.	1,415,000	1,027,925
Sun Hung Kai Properties Ltd.	318,855	4,900,632
Telecity Group PLC (a)	57,031	624,320
Tokyu Land Corp.	247,000	1,192,010
Unibail-Rodamco SE	20,761	3,995,736
Unite Group PLC	57,870	170,402
UOL Group Ltd.	189,037	706,747
Weyerhaeuser Co.	26,050	544,185
Wharf Holdings Ltd.	421,000	2,615,074

		34,070,572

Health Care - 3.7%
Chartwell Seniors Housing Real Estate Investment Trust	76,880	712,506
Health Care REIT, Inc.	14,961	814,477
Ventas, Inc.	48,550	2,714,916

		4,241,899

		38,312,471

Retail - 23.2%
Regional Mall - 11.0%
General Growth Properties, Inc.	87,930	1,430,621
Glimcher Realty Trust	236,670	2,343,033
Multiplan Empreendimentos Imobiliarios SA	7,219	163,949
Simon Property Group, Inc.	46,608	6,314,452
Westfield Group	241,522	2,266,927

		12,518,982

Shopping Center/Other Retail - 12.2%
Aeon Mall Co., Ltd.	50,200	1,125,408
Citycon Oyj	113,720	383,244
Corio NV	33,630	1,610,455
DDR Corp.	121,475	1,716,442
Eurocommercial Properties NV	11,100	398,905
Hammerson PLC	259,580	1,614,109
Klepierre	37,543	1,188,392
Link REIT (The)	311,761	1,162,661
Regency Centers Corp.	33,210	1,421,056

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp. (b)	89,229	$1,037,733
RioCan Real Estate Investment Trust (Toronto)	29	802
Weingarten Realty Investors	34,000	846,600
Westfield Retail Trust	513,440	1,379,078

		13,884,885

		26,403,867

Residential - 14.3%
Multi-Family - 9.4%
BRE Properties, Inc.	35,000	1,695,050
Camden Property Trust	22,970	1,424,140
China Overseas Land & Investment Ltd.	210,000	435,484
Equity Residential	18,320	1,042,225
Essex Property Trust, Inc.	7,638	1,069,244
GSW Immobilien AG (a)	18,230	573,441
Northern Property Real Estate Investment Trust	26,300	882,470
Post Properties, Inc.	31,710	1,384,776
Rossi Residencial SA	167,600	1,004,282
Stockland	333,430	1,127,013

		10,638,125

Self Storage - 4.9%
Big Yellow Group PLC	309,570	1,425,951
CubeSmart	24,130	272,186
Extra Space Storage, Inc.	41,683	1,099,181
Public Storage	10,072	1,350,353
Sovran Self Storage, Inc.	30,550	1,451,431

		5,599,102

		16,237,227

Office - 12.3%
Office - 12.3%
Allied Properties Real Estate Investment Trust	19,422	521,937
Boston Properties, Inc.	16,170	1,642,063
Castellum AB	83,806	1,102,901
Cominar Real Estate Investment Trust (b)	38,227	887,050
Corporate Office Properties Trust	22,690	556,359
Derwent London PLC	10,930	293,132
Douglas Emmett, Inc.	94,458	1,990,230
Duke Realty Corp.	125,020	1,735,278
Great Portland Estates PLC	145,339	815,086
Hufvudstaden AB - Class A	71,470	792,883
Kilroy Realty Corp.	20,242	887,409
Mack-Cali Realty Corp.	13,730	392,678
Nippon Building Fund, Inc.	31	297,612
NTT Urban Development Corp.	213	171,426
SL Green Realty Corp.	25,817	1,963,383

		14,049,427

Industrials - 7.7%
Industrial Warehouse Distribution - 5.6%
EastGroup Properties, Inc.	40,340	1,943,985
Global Logistic Properties Ltd. (a)	722,000	1,255,260
ProLogis, Inc.	93,634	3,151,720

		6,350,965

Company	Shares	U.S. $ Value
Mixed Office Industrial - 2.1%
Goodman Group	3,286,510	$2,419,322

		8,770,287

Lodging - 7.2%
Lodging - 7.2%
Ashford Hospitality Trust, Inc.	61,900	522,436
Great Eagle Holdings Ltd.	490,000	1,426,552
Hyatt Hotels Corp. (a)	26,900	1,113,929
InnVest Real Estate Investment Trust	166,616	919,423
Intercontinental Hotels Group PLC	70,250	1,596,136
Kosmopolito Hotels International Ltd.	409,400	76,438
Pebblebrook Hotel Trust	26,180	561,037
Starwood Hotels & Resorts Worldwide, Inc.	20,050	1,080,695
Strategic Hotels & Resorts, Inc. (a)	136,920	853,012

		8,149,658

Total Common Stocks (cost $95,086,258)		111,922,937

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $1,613,913)	1,613,913	1,613,913

Total Investments Before Security Lending Collateral - 99.8% (cost $96,700,171)		113,536,850

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.5%
Investment Companies - 1.5%
AllianceBernstein Exchange Reserves - Class I, 0.22% (c) (cost $1,721,380)	1,721,380	1,721,380

Total Investments - 101.3% (cost $98,421,551) (d)		115,258,230
Other assets less liabilities - (1.3)%		(1,523,365)

Net Assets - 100.0%		$113,734,865

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Japanese Yen settling 3/15/12	23,037	$296,464	$283,422	$(13,042)
Japanese Yen settling 6/15/12	84,416	1,090,328	1,039,565	(50,763)
New Zealand Dollar settling 3/15/12	1,091	858,475	909,559	51,084
Citibank:
Australian Dollar settling 3/15/12	1,210	1,219,511	1,295,708	76,197
Deutsche Bank:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 3/15/12	1,292	$1,394,345	$1,428,276	$33,931
Goldman Sachs:
Canadian Dollar settling 3/15/12	916	891,077	925,496	34,419
HSBC Securities Inc.:
Euro settling 3/15/12	306	399,000	407,703	8,703
Norwegian Krone settling 3/15/12	9,301	1,601,544	1,663,096	61,552
Royal Bank of Canada:
Canadian Dollar settling 3/15/12	690	665,475	697,153	31,678
Royal Bank of Scotland:
Japanese Yen settling 3/15/12	110,945	1,435,364	1,364,945	(70,419)
Norwegian Krone settling 6/15/12	3,653	636,348	650,586	14,238
Swedish Krona settling 3/15/12	9,083	1,332,209	1,371,996	39,787
Swedish Krona settling 6/15/12	11,642	1,742,788	1,752,290	9,502
Standard Chartered Bank:
Australian Dollar settling 6/15/12	307	325,256	325,198	(58)
Great British Pound settling 3/15/12	581	899,378	924,228	24,850
Westpac Banking Corp.:
Australian Dollar settling 3/15/12	890	911,591	953,041	41,450
New Zealand Dollar settling 3/15/12	1,233	954,545	1,027,943	73,398
New Zealand Dollar settling 6/15/12	1,300	1,076,225	1,076,548	323
Sale Contracts
Barclays Capital, Inc.:
Euro settling 3/15/12	1,497	2,045,426	1,994,543	50,883
Barclays Capital, Inc.:
New Zealand Dollar settling 3/15/12	437	327,907	364,324	(36,417)
Credit Suisse First Boston:
Canadian Dollar settling 3/15/12	3,166	3,112,710	3,198,819	(86,109)
Euro settling 3/15/12	428	542,165	570,250	(28,085)
HSBC Securities Inc.:
Great British Pound settling 3/15/12	1,019	1,594,827	1,620,978	(26,151)
Swiss Franc settling 3/15/12	1,292	1,375,331	1,428,276	(52,945)
Royal Bank of Scotland:
Euro settling 6/15/12	1,906	2,520,399	2,540,774	(20,375)
Great British Pound settling 3/15/12	461	703,186	733,337	(30,151)
Great British Pound settling 6/15/12	719	1,135,064	1,142,899	(7,835)
Standard Chartered Bank:
Euro settling 3/15/12	991	1,320,735	1,320,368	367
UBS Securities LLC:
Swedish Krona settling 3/15/12	2,510	358,945	379,138	(20,193)

				$109,819

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,937,933 and gross unrealized depreciation of investments was $(2,101,254), resulting in net unrealized appreciation of $16,836,679.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Global Real Estate Investment Fund

February 29, 2012 (unaudited)

COUNTRY BREAKDOWN *

46.1%	United States
11.4%	Hong Kong
7.2%	Australia
7.2%	United Kingdom
6.5%	Japan
5.6%	Canada
4.6%	France
2.7%	Singapore
2.0%	China
1.8%	Netherlands
1.7%	Sweden
1.0%	Brazil
0.5%	Germany
0.3%	Other
1.4%	Short-Term

100.0%

*	All data are as of February 29, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Finland.

AllianceBernstein Global Real Estate Investment Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Equity:Other	$11,179,382		$27,133,089		$	– 0	–	$38,312,471
Retail	15,274,688		11,129,179			– 0	–	26,403,867
Residential	12,675,338		3,561,889			– 0	–	16,237,227
Office	10,576,387		3,473,040			– 0	–	14,049,427
Industrials	5,095,705		3,674,582			– 0	–	8,770,287
Lodging	5,050,532		3,099,126			– 0	–	8,149,658
Short-Term Investments	1,613,913		– 0	–		– 0	–	1,613,913
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,721,380		– 0	–		– 0	–	1,721,380

Total Investments in Securities	63,187,325		52,070,905	†		– 0	–	115,258,230
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	552,362			– 0	–	552,362
Liabilities
Forward Currency Exchange Contracts	– 0	–	(442,543)			– 0	–	(442,543)

Total	$63,187,325		$52,180,724		$	– 0	–	$115,368,049

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2012